SCHEDULE 14A
                      (Rule 14a-101)

             INFORMATION REQUIRED IN PROXY STATEMENT

                    SCHEDULE 14A INFORMATION

        Proxy Statement Pursuant to Section 14(a) of the Securities
                     Exchange Act of 1934 (Amendment No.   )


Filed by the registrant  [X]

Filed by a party other than the registrant [ ]

Check the appropriate box:

[X]  Preliminary proxy statement

[ ]  Definitive proxy statement

[ ] Definitive additional materials

[ ] Soliciting material pursuant to Rule 14a-11(c) or Rule 14a-12

                            Emerson Radio Corp.
          (Name of Registrant as Specified in Its Charter)

                             Eugene I. Davis
                 (Name of Person(s) Filing Proxy Statement)


Payment of filing fee (Check the appropriate box):

        [X]  $125 per Exchange Act Rule 0-11(c)(1)(ii), 14a-6(i)(1) or
             14a-6(j)(2).

        [ ] $500 per each party to the controversy pursuant to Exchange Act Rule 14a-6(i)(3).

        [ ] Fee computed on table below per Exchange Act Rules 14(a)-6(i)(4) and 0-11.

        (1)  Title of each class of securities in which transaction applies:

 ----------------------------------------------------------------------------

        (2)  Aggregate number of securities to which transactions applies:

 ----------------------------------------------------------------------------

        (3) Per unit price or other underlying value of transactions computed pursuant to Exchange Act Rule 0-11:

 ------------------------------------------------------------------------------

        [ ] Check box if any part of the fee is offset as provided by Exchange Act Rule 0-11(a)(2) and identify the filing for which the offsetting free was paid previously. Identify the previous filing by registration statement number, or the form or schedule and the date of its filing.

        (1)  Amount previously paid:



        (2)  Form, schedule or registration statement no.:



        (3)  Filing party:



        (4)  Date filed:





                   August   , 1995



Dear Fellow Stockholder:

      This year's Annual Meeting of Stockholders will be held at the Parsippany Hilton, One Hilton Court, Parsippany, New Jersey 07054 on September 29, 1995, at 10:00 a.m. local time. You are cordially invited to attend. The matters you are asked to consider are described in the attached Proxy Statement and Notice of Annual Meeting. The Company's Board of Directors recommends (i) election of management's nominees for the Board of Directors; (ii) approval of an amendment to the Company's Certificate of Incorporation increasing the authorized number of shares of Preferred Stock, $.01 par value, from 1,000,000 to 10,000,000; (iii) approval of the 1994 Non-Employee Director Stock Option Plan; and (iv) ratification of the selection by the Board of Directors of Ernst & Young LLP as independent auditors for the Company for the fiscal year ending March 31, 1996.

      To be certain that your shares are voted at the meeting, whether or not you plan to attend in person, please sign, date and return the enclosed proxy card as soon as possible. Your vote is important.

      At the meeting, the Company's activities during the past fiscal year and its plans and prospects for the future will be reviewed. An opportunity will be provided for questions by the stockholders.

      I hope you will be able to join us.

                                                Sincerely,



                                                Geoffrey P. Jurick
                                                Chairman of the Board





             NOTICE OF ANNUAL MEETING OF STOCKHOLDERS
                 To be held September 29, 1995

      Notice is hereby given that the Annual Meeting of Stockholders of Emerson Radio Corp., a Delaware corporation (the "Company"), will be held at the Parsippany Hilton, One Hilton Court, Parsippany, New Jersey 07054, on Friday, September 29, 1995 at 10:00 a.m. local time for the following purposes:

      1.    To elect Directors for terms expiring in 1996.
      2. To approve an amendment to the Company's Certificate of Incorporation increasing the authorized number of shares of Preferred Stock, $.01 par value, from 1,000,000 to 10,000,000.
      3.    To approve the 1994 Non-Employee Director Stock Option
            Plan.
      4. To ratify the selection by the Board of Directors of Ernst & Young LLP as independent auditors for the Company for the fiscal year ending March 31, 1996.
      5. To transact such other business as may properly come before the Annual Meeting and adjournments thereof.

      The accompanying Proxy Statement contains information regarding the business to be considered at the Annual Meeting.

      Only stockholders of record at the close of business on August 31, 1995, are entitled to notice of, and to vote at, the Annual Meeting of Stockholders or any adjournment thereof. A list of stockholders will be made available at the offices of the Company at least 10 days prior to such meeting for examination by any stockholder for any purpose germane to the Annual Meeting.

      You are cordially invited to attend the Annual Meeting. WHETHER OR NOT YOU PLAN TO ATTEND THE ANNUAL MEETING, YOU ARE REQUESTED TO SIGN AND DATE THE ACCOMPANYING PROXY AND RETURN IT PROMPTLY IN THE ENCLOSED SELF-ADDRESSED ENVELOPE. If you attend the Annual Meeting, you may vote in person, whether or not you have returned your proxy. A proxy may be revoked at any time before it is exercised.

                                     By Order of the Board of Directors



                                     Albert G. McGrath, Jr.
                                     Senior Vice-President, Secretary and
                                     General Counsel


Parsippany, New Jersey
August    , 1995

                        EMERSON RADIO CORP.
                           9 ENTIN ROAD
                        PARSIPPANY, NEW JERSEY  07054

                         PROXY STATEMENT
                  ANNUAL MEETING OF STOCKHOLDERS

      The accompanying proxy, mailed with this Proxy Statement, is solicited on behalf of Emerson Radio Corp., a Delaware corporation (the "Company"), for use at the Annual Meeting of Stockholders of the Company to be held on Friday, September 29, 1995 at 10:00 a.m. local time at the Parsippany Hilton, One Hilton Court, Parsippany, New Jersey 07054.

      This Proxy Statement and accompanying form of proxy will first be
mailed to stockholders of record on or about          , 1995.

                          ELECTION OF DIRECTORS

      The Company's By-laws provide that the Company's Board of Directors shall consist of not less than three nor more than 15 persons provided that, once elected, no Director's term shall be reduced by a decrease in the number of Directors authorized by the Board of Directors. The Board currently consists of six members. Six Directors, each to serve until the 1996 Annual Meeting, will be elected at the 1995 Annual Meeting.

      Each nominee has consented to being named in the Proxy Statement and to serve if elected. If prior to the Annual Meeting any nominee should become unavailable to serve, the shares represented by a properly signed and returned proxy will be voted for the election of such other person as may be designated by the Board of Directors, or the Board may determine to leave the vacancy temporarily unfilled.

      Each of management's nominees for election as Directors are listed below and each is currently a member of the Board of Directors.

GEOFFREY P. JURICK, 54, Chairman of the Board and Chief Executive Officer. Mr. Jurick has served as Director since September 1990, Chief Executive Officer since July 7, 1992 and Chairman since December 22, 1993. Mr. Jurick served as President from July 1993 to October 1994. Since March 1990, he has been President and Director of Fidenas Investment Limited. Since December 1993, Mr. Jurick has served as a Director of Fidenas International Limited, L.L.C. and its predecessor ("Fidenas International") and, since May 1994, as an officer and general manager of Fidenas International. Mr. Jurick has served as a Director, Chairman and Chief Executive Officer of GSE Multimedia Technologies Corporation ("GSE"), which is traded in the over-the-counter market, since May 1994. For more than the past five years, Mr. Jurick has held a variety of senior executive positions with several of the entities comprising the Fidenas group of companies ("Fidenas Group"), whose activities encompass merchant banking, investment banking, investment management and corporate development.


EUGENE I. DAVIS, 40, President. Mr. Davis has served as President since October 1994, Interim Chief Financial Officer since February 7, 1993 and as a Director since September 1990. Mr. Davis served as Executive Vice President from July 7, 1992 to October 1994. From June 1989 to July 1992, Mr. Davis was a shareholder and director of the law firm of Holmes Millard & Duncan, P.C., in Dallas, Texas. Since August 1992, Mr. Davis has served as a director of Tipperary Corporation, which is traded on the American Stock Exchange and, since October 1993, he has been a director of Crandall Finance Corporation, which is traded on the pink sheets of the over-the-counter market. From May, 1995, Mr. Davis has also served as director of Beth Israel Health Care Services, a private corporation.

ROBERT H. BROWN, Jr., 42, has been a Director since July 7, 1992. Presently, he is Executive Vice-President of Rauscher Pierce Refsnes, Inc. ("Rauscher"). Since February 1994, Mr. Brown has been Executive Vice-President of Capital Markets of Rauscher, in Dallas, Texas. From January 1990 until February 1994, Mr. Brown was Senior Vice-President and Director of the Corporate Finance Department of Rauscher. Since May 1993, Mr. Brown has served as a director of Stevens Graphics Corp., which is traded on the American Stock Exchange.

PETER G. BUNGER, 54, has been a Director since July 7, 1992. Presently, he is a consultant with Savarina AG. Since October 1992, Mr. Bunger has served as Director of Savarina AG, engaged in the business of portfolio management monitoring in Zurich, Switzerland, and since 1992, as Director of ISCS, a computer software company. From December 1991 until December 1993, he was Vice-Chairman of Montcour Bank and Trust Company Limited, a bank organized in the Bahamas and an affiliate of Fidenas International. From 1981 until 1992, Mr. Bunger was owner and Managing Director of Peter G. Bunger Investment Consulting, a firm which supervised, controlled, and analyzed investments for individuals.

JEROME H. FARNUM, 59, has been a Director since July 7, 1992. Presently, he is an independent consultant. Since July 1994, Mr. Farnum has been an independent consultant. From 1979 until 1994, Mr. Farnum served as a senior executive with several of the entities comprising the Fidenas Group, in charge of legal and tax affairs, accounting, asset and investment management, foreign exchange relations and financial affairs.

RAYMOND L. STEELE, 60, has been a Director since July 7, 1992. He has been retired since September 1993. From August 1990 until September 1993, Raymond L. Steele served as Executive Vice-President of Pacholder Associates, Inc., a company providing investment management and other financial advisory services to institutional clients. Mr. Steele is a member of the Board of Directors of Orion Pictures Corporation, whose common stock is traded on NASDAQ, and Pharmhouse, Inc., a publicly-traded retail drug chain.

Vote Required for Election of Directors

      To be elected as a Director, each nominee must receive the favorable vote of a plurality of the total number of shares of Common Stock represented in person or by proxy and entitled to vote at the Annual Meeting or any adjournment thereof. Accordingly, if a quorum is present at the Annual Meeting, the six persons receiving the greatest number of votes will be elected to serve as Directors.

THE BOARD OF DIRECTORS RECOMMENDS THAT THE STOCKHOLDERS VOTE FOR EACH OF THE SIX NOMINEES NAMED ABOVE



Meetings of the Board of Directors and Committees

      During the fiscal year ended March 31, 1995 ("Fiscal 1995"), the Board of Directors met 12 times and acted by unanimous consent five times.

      The Audit Committee, which currently consists of Robert H. Brown, Jr., Raymond L. Steele and Peter Bunger, (i) annually recommends selection of the Company's independent auditors of the Board of Directors; (ii) consults with the independent auditors concerning the audit; (iii) evaluates non-audit services and financial statements and accounting developments that may affect the Company; and (iv) consults with management concerning matters similar to those discussed with outside auditors. The Audit Committee met twice during Fiscal 1995.

      The Compensation and Personnel Committee, which currently consists of Messrs. Brown and Steele, (i) makes recommendations to the full Board concerning remuneration arrangements for executive management; (ii) administers the Company's 1994 Stock Compensation Program; and (iii) makes such reports and recommendations from time to time to the Board of Directors upon such matters as the committee may deem appropriate or as may be requested by the Board. During Fiscal 1995, the Compensation Committee met three times and acted by unanimous consent twice. See "Report of Compensation and Personnel Committee" on page 19.

      The Company does not have a Nominating Committee. Nominations for Directors of the Company are considered by the entire Board. Stockholders wishing to recommend a candidate for consideration by the Board can do so in writing to the Secretary of the Company at its corporate offices in Parsippany, New Jersey, giving the candidate's name, biographical data and qualifications. Any such recommendation must be accompanied by a written statement from the individual giving his or her consent to be named as a candidate and, if nominated and elected, to serve as a director.

      During Fiscal 1995, each member of the Board attended not less than 75% of the aggregate number of (i) Board Meetings and (ii) meetings of committees of which such person was a member.

Compensation of Directors

      Directors of the Company who are employees do not receive compensation for serving on the Board. Non-employee Directors are paid $20,000 per annum in quarterly installments. The Chairmen of the Audit Committee and Compensation and Personnel Committee each receive an additional $10,000 per annum. Pursuant to the terms of the Company's 1994 Non-Employee Director Stock Option Plan, each non-employee Director was granted, subject to stockholder approval, options to purchase 25,000 shares of Common Stock on October 7, 1994. See "Proposal to Approve the Company's 1994 Non-Employee Director Stock Option Plan." On October 7, 1994, each Chairman was also granted, subject to stockholder approval, options to purchase an additional 25,000 shares of Common Stock. See "Proposal to Approve the Company's 1994 Non-Employee Director Stock Option Plan."

Officers

      The following table sets forth certain information regarding the officers of the Company as of the date hereof:

Name                      Age  Position

Geoffrey P. Jurick (1)    54   Chairman of the Board and Chief Executive
                               Officer, Director
Eugene I. Davis (1)       40   President and Interim Chief Financial Officer,
                               Director
John P. Walker            32   Senior Vice-President - Finance
Albert G. McGrath, Jr.    38   Senior Vice-President, Secretary and General
                               Counsel
Eddie Rishty              35   Vice-President - Controller
Merle W. Eakins           48   Vice-President - Sales
Andrew Cohan              40   Vice-President - Merchandising
John J. Raab              59   Vice-President - Far East Operations
Frank L. Guerriero        51   Vice-President - Logistics
Stuart D. Slugh           40   Vice-President - Engineering/After Sales
                               Service
Elizabeth J. Calianese    37   Vice-President - Human Resources

(1) Member of Executive Committee

Geoffrey P. Jurick has served as Director since September 1990, Chief Executive Officer since July 7, 1992 and Chairman since December 22, 1993. Mr. Jurick served as President from July 1993 to October 1994. See "Election of Directors".

Eugene I. Davis has served as President since October 1994, Interim Chief Financial Officer since February 7, 1993 and as a Director since September 1990. Mr. Davis served as Executive Vice-President from July 7, 1992 to October 1994. See "Election of Directors."

John P. Walker has served as Senior Vice-President since April 1994. Mr. Walker was Vice-President-Finance from February 1993 to April 1994, Assistant Vice-President-Finance from June 1991 to January 1993 and Director of Financial Management from September 1990 to May 1991. Prior thereto, Mr. Walker was Supervising Senior Accountant with KPMG Peat Marwick.

Albert G. McGrath, Jr. has served as Secretary and General Counsel since August 1992 and Senior Vice-President since July 1993. Prior thereto, Mr. McGrath was a shareholder of Holmes Millard & Duncan, P.C., in Dallas, Texas, from January 1990 through August 1992. Eddie Rishty has served as Vice-President-Controller since July 1993 and was Corporate Controller from October 1991 to June 1993. Prior thereto, Mr. Rishty was Assistant Controller from April 1989 to September 1991.

Merle W. Eakins joined the Company as Vice-President-Sales in July 1993. Prior thereto, Mr. Eakins was employed by Philips Consumer Electronics Company in a variety of positions, most recently as Vice-President, National Accounts.

Andrew Cohan joined the Company in October 1994 as Vice President-Merchandising. Prior thereto, he was an independent consultant from August 1993 until October 1994, and was employed as Senior Vice-President Retail Stores for McCrory Stores Corporation from June 1992 to July 1993, and as Vice-President Retail Stores for Ames Department Stores from February 1984 to June 1992. Both McCrory Stores Corporation and Ames Department Stores filed for relief under the United States Bankruptcy Code.

John J. Raab joined the Company in March 1995 as Vice-President Far East Operations. Prior thereto, he was President and Chief Operating Officer of Robeson Industries Corp. from March 1990 to March 1995. Robeson Industries Corp. has filed for relief under the United States Bankruptcy Code.

Frank L. Guerriero has served as Vice-President Logistics since September 1994. Prior thereto, Mr. Guerriero was Assistant Vice-President Operations and Logistics from April 1994 to September 1994, and was the Director of Transportation and Distribution for the Company from July 1981 until April 1994.

Stuart D. Slugh has served as Vice-President Engineering and After Sales Service since September 1994. Prior thereto, Mr. Slugh was Assistant Vice-President Engineering and After Sales Service from April 1994 to September 1994, and was Director of Technical Sales Services for the Company from May 1993 to April 1994. Prior thereto and for more than the preceding five years, Mr. Slugh was National Parts Manager for the Company.

Elizabeth J. Calianese has served as Vice-President-Human Resources since May, 1995. Since April 1991, Ms. Calianese served as Assistant General Counsel. Prior thereto, from June 1989 until March 1991, Ms. Calianese was a corporate attorney with the Company.

BENEFICIAL OWNERSHIP OF COMMON STOCK

      The following table sets forth certain information regarding the beneficial ownership of the Company's Common Stock as of August 17, 1995, by (i) each Director and nominee for Director of the Company, (ii) executive officers and Directors of the Company as a group and (iii) each person or entity who is a beneficial owner of more than 5% of the Company's outstanding Common Stock. For purposes of this Proxy Statement, beneficial ownership of securities is defined in accordance with the rules of the Securities and Exchange Commission and means generally the power to vote or exercise investment discretion with respect to securities, regardless of any economic interests therein. The information below is based upon the disclosures made in public filings with the Securities and Exchange Commission.

                                                   Common Stock
                                                Beneficially owned
                                                as of August 17, 1995

Nominees for Director                    Amount (3)       Percent of class

Geoffrey P. Jurick (1) (5) (7)           30,200,100          74.7%
Eugene I. Davis (5)                         290,000           (6)
Robert H. Brown, Jr.                         16,667           (6)
Peter G. Bunger                               8,333           (6)
Jerome H. Farnum                              8,333           (6)
Raymond L. Steele                            16,667           (6)


Principal Stockholders

Fidenas International Limited, L.L.C.(2) 30,000,000         74.5%
831 Route 10
Suite 38,  #113
Whippany, NJ  07981

Elision International, Inc. (4)          1,600,000          4.0%
275 Wyman Street
Waltham, MA 02154

GSE Multimedia Technologies Corporation 12,000,000         29.8%
Kostheimer-Landstrasse 36
55246 Mainz - Kostheim
Germany D6502

All Directors and Officers              30,720,100        75.1%
   as a Group (15 persons)  (7) (8)


(1)   Consists of 16,400,000, 1,600,000 and 12,000,000 shares of Common
      Stock held by Fidenas International, Elision International, Inc. ("Elision") and GSE, respectively, including 847,458 shares of Common Stock held by Fidenas International, as nominee, as to which Fidenas International and Mr. Jurick disclaim beneficial ownership. Mr. Jurick indirectly owns, through a controlled holding company, approximately 80% of Fidenas International. In addition, Mr. Jurick is an officer and director of Fidenas International. Fidenas International owns approximately 14.3% of Elision. Mr. Jurick indirectly owns, through certain holding companies and beneficial interests in affiliates, a controlling interest in each of GSE and Elision.

(2) Includes 12,000,000 shares of Common Stock owned by GSE and 1,600,000 shares of Common Stock by Elision. Fidenas International, GSE and Elision may be deemed to be under common control. Also includes 847,458 shares held by Fidenas International, as nominee, as to which Fidenas International disclaims beneficial ownership.

(3) Based on 40,252,772 shares of Common Stock outstanding as of August 17, 1995, plus shares of Common Stock under option of any director or executive officer, exercisable within 60 days. Does not include (i) shares of Common Stock issuable upon conversion of 10,000 shares of Series A Preferred Stock, (ii) Common Stock issuable upon conversion of the certain warrants issued to the Company's former creditors, or
      (iii) Common Stock issuable upon exercise of outstanding options, which are not currently exercisable within 60 days.

(4) A petition for the winding-up of Fidenas International Bank Limited, a holder of approximately 18% of the shares of Elision and 11% of the shares of GSE, was filed by a majority of the shareholders of the bank in the Commonwealth of Bahamas on July 29, 1994. See "Legal Proceedings."

 (5) Includes options, exercisable within 60 days, to purchase 200,000 shares of Common Stock. Does not include options to purchase an aggregate of 400,000 shares of Common Stock not currently exercisable.

(6)   Represents less than 1.0% of the outstanding Common Stock.

(7) Includes the number of shares of Common Stock subject to unexercised stock options which were exercisable within 60 days under the Company's Stock Compensation Program as follows: 200,000 for Messrs. Jurick and Davis, 66,667 for Messrs. McGrath and Walker, 13,333 for Mr. Eakins, and 630,000 for all Directors and executive officers as a group.

(8) Does not include options to purchase an aggregate of 1,260,000 shares of Common Stock not currently exercisable within 60 days.

CERTAIN RELATIONSHIPS AND RELATED TRANSACTIONS

Chapter 11 Plan of Reorganization

      Debtor-in-Possession Financing

      During the pendency of the Company's Chapter 11 reorganization, successfully completed on March 31, 1994 (the "Restructuring" or "Plan of Reorganization"), the Company obtained Debtor-in-Possession financing ("DIP Financing") from its present secured lender. Fidenas Investment Limited, of which Mr. Jurick is President and a director, which was an affiliate of Fidenas International, guaranteed payment of the DIP Financing. In April 1994, in connection with the DIP Financing, the Company paid (i) $187,000 as a cumulative credit enhancement fee which accrued commencing October 1, 1993 and (ii) $208,000 for reimbursement of various legal, accounting and filing fees at the direction of the President of Fidenas Investment Limited to its designee.

      Capital Infusion at Confirmation of the Plan of Reorganization

      To fund the Plan of Reorganization, Fidenas International, Elision and GSE provided to the Company an aggregate of approximately $30 million, for which they collectively received 30 million shares of Common Stock. Certain of the officers and Directors of the Company are affiliated with Fidenas International, Elision and GSE. In connection with the capital infusion, reimbursement of $568,000 for various legal, accounting and filing fees was paid at the direction of the President of Fidenas International to its designee.

Other Transactions

      The law firm of Lowenstein, Sandler, Kohl, Fisher & Boylan, P.A., was retained as the Company's outside counsel following the settlement of a proxy contest conducted in 1992. Payments aggregating approximately $1,070,000 were made by the Company for the fiscal year ended March 31, 1994. The firm was retained by the Company as special corporate counsel during the Restructuring proceedings and received payment for services rendered and expenses incurred during such proceedings. In addition, the firm provides ongoing services for the Company. The firm received approximately $737,000 during Fiscal 1995. A brother of Mr. Davis joined such law firm subsequent to its retention by the Company and serves of counsel to such law firm.

      In connection with the execution of their respective employment agreements with the Company, each of Messrs. Martin Holleran (a former officer of the Company), Davis and Alex Wijnen (a former officer of the Company) agreed to relocate their respective residences to the general locality of the Company's principal executive offices. To assist in such relocation, in the fiscal year ended March 31, 1993 ("Fiscal 1993"), the Company provided to Messrs. Holleran, Davis and Wijnen interest-free bridge loans of $140,000, $120,000 and $130,000, respectively. In connection with the resignations of Messrs. Holleran and Wijnen from the Company, and the settlement of their claims under their respective employment agreements, Mr. Holleran's obligation to repay such loan was discharged and Mr. Wijnen's loan will be repaid through consulting services to be rendered in calendar 1995. The maturity date of Mr. Davis' loan has been extended and is due in the fiscal year ending March 31, 1996.

      Mr. Pablo Bunger, the brother of Peter Bunger, a director of the Company, was the Managing Director of the Company's Spanish branch. Pursuant to a consulting arrangement, Mr. Pablo Bunger received compensation and reimbursement of expenses aggregating $118,000 in Fiscal 1995. The Company will be closing the Spanish branch and has assigned the exclusive distribution rights for Emerson brand products in Spain to a corporation controlled by Mr. Pablo Bunger.

      The Company is in the process of reorganizing its Canadian operations. In connection with such reorganization, Emerson's Canadian subsidiary has entered into a series of agreements with Tammy Venator, doing business as Venator Electronics Sales and Service Ltd. ("Venator"). Ms. Venator is the daughter of Theo Heuthorst, former President of Emerson's Canadian subsidiary, and she was formerly the National Service Manager of such subsidiary. Effective April 1, 1995, Emerson's Canadian subsidiary entered into several three-year agreements with Venator providing for (i) Venator receiving returned products, (ii) Venator purchasing returned products on an "as-is" basis for refurbishing and resale by Venator, (iii) Venator processing warranty claims submitted by service centers authorized to engage in warranty service of Emerson products sold in Canada, (iv) Venator distributing parts to customers and service centers for Emerson products, which it will purchase from the Company's Canadian subsidiary at a premium over their costs, and (v) Venator maintaining an effective service center network to accommodate all customers of Emerson's Canadian subsidiary, maintaining a factory service center, and maintaining a parts distribution center and providing other after sales services. Through these agreements, the Company believes it will be able to reduce its costs of operations in Canada, while maintaining its market presence in Canada. The Company believes that the terms on which it has entered into the agreements with Venator described above are no less favorable than could have been obtained from an unrelated third party.

      In Fiscal 1995, the Company sold finished goods and spare parts to GSE for $341,000 on terms no more favorable than those available to third parties. The Company was owed $163,000 for these purchases as of March 31, 1995.

      Rauscher was retained by the Company, for a fee of $20,000, to make offers in connection with the public offering of the Company's Common Stock authorized by the Plan of Reorganization in those states requiring that all sales in such states be made through broker/dealers. Robert H. Brown, Jr., a Director of the Company, is Executive Vice-President of Capital Markets of Rauscher.

      At March 31, 1994 Emerson Radio (Hong Kong) Ltd., a wholly owned subsidiary of the Company, had $1 million on deposit with Fidenas
International Bank Limited.  The deposit was returned shortly after March
31, 1994.

      In October 1994 and February 1995, the Company employed two individuals who were, and continue to act as, professional advisers to Mr. Jurick and certain entities with which Mr. Jurick is affiliated or associated. One individual was paid $52,885 by the Company in Fiscal 1995, as well as receiving automobile benefits and related expenses in the amount of $3,027. The other individual was paid $6,856 by the Company in Fiscal 1995, as well as receiving automobile benefits in the amount of $1,295.
The services of one individual was terminated as of July 31, 1995 and the other will continue to be employed by the Company and to receive the benefits described herein. In addition to services rendered to the Company, each of the individuals continue to devote substantial amounts of time to services for Mr. Jurick and his associated or affiliated entities, and consequently, Mr. Jurick may be deemed to receive an indirect benefit from the payment by the Company of the salary and other expenses of these two individuals.

      Peter G. Bunger, a Director of the Company, has been engaged as a consultant to two foreign subsidiaries of the Company. The agreements, effective as of October 1, 1994, provide for aggregate annual compensation of $140,000, have terms of two years and authorize reimbursement for reasonable travel and business expenses. Mr. Bunger has agreed to terminate the agreements as of September 30, 1995.

      Emerson Radio (Hong Kong) Ltd., retained Roger Vickery as a consultant for a period of five months during Fiscal 1995. Mr. Vickery, formerly a director of certain entities with which Mr. Jurick was affiliated or associated, received $70,000 for services rendered and $75,841 was paid for expenses incurred in connection with such services.

      In Fiscal 1995, the Company paid Elision the sum of $34,275 for consulting services with respect to management information services. Elision owns 1,600,000 shares of Common Stock. Mr. Jurick indirectly owns a controlling interest in Elision.

      In May 1995, the Company and Elision organized Merchandising Information Systems, L.L.C. ("MIS"), with equal ownership, for the purpose of conducting a feasibility study to determine the marketability of certain of Emerson's software applications and know-how associated therewith through Elision's communications and marketing services, to provide an on-line bureau administration service for sourcing and distribution in the consumer electronics industry. Initially, each of Emerson and Elision has contributed $22,500 to MIS for the purpose of conducting such study. Further financing from each of Emerson and Elision will be necessary if they determine to pursue the marketing of such technology. The President of Elision will initially serve as the President and Manager of MIS, and John P. Walker and Anthony Ainsworth, an employee of the Company, will also serve as officers of MIS.

      The Company has adopted a policy that all future affiliated transactions and loans will be made or entered into on terms no less favorable to the Company than those that can be obtained from unaffiliated third parties. In addition, all future affiliated transactions and loans, and any forgiveness of loans, must be approved by a majority of the independent outside members of the Company's Board of Directors who do not have an interest in the transactions.

                 PROPOSAL TO AMEND CERTIFICATE OF INCORPORATION
                    TO INCREASE AUTHORIZED CAPITAL STOCK

      The Company's Certificate of Incorporation provides for the authority to issue 1,000,000 shares of Preferred Stock having a par value of $.01 per share ("Preferred Stock"). The proposed amendment to the Company's Certificate of Incorporation would amend Section A. of Article Fourth of the Certificate to increase the authorized shares of the Company's Preferred Stock from 1,000,000 to 10,000,000 shares. The text of the present form of Section A. of Article Fourth is annexed as Exhibit A and the proposed form of Section A. of Article Fourth is annexed as Exhibit B.

      At August 17, 1995, 10,000 shares of Preferred Stock were issued and outstanding, leaving a balance of 990,000 shares of Preferred Stock available for other purposes.

      The Company has not made any decision respecting the issuance of additional shares of Preferred Stock. However, management deems it wise to increase the number of authorized shares of Preferred Stock at this time, because, in its opinion, it is important that management have available to it the means and flexibility to take advantage of any opportunities that may occur without incurring the expense or delay involved with holding a special meeting of stockholders to increase the number of authorized shares. Some or all of such additional shares would be available for sale to raise additional equity for the Company or for issuance in the event the Company acquired a business for consideration which was payable in whole or in part in shares of the Company's Stock. Further authorization for the issuance of such shares by a vote of stockholders would not be solicited prior to such issuance unless required by law. Stockholders have no pre-emptive right to subscribe for or purchase any additional shares issued by the Company. Upon effectiveness of the proposed amendment, the Company will have 9,990,000 shares of the 10,000,000 total authorized shares available for issuance.

Vote Required for Approval of Amendment

      Approval of the amendment to the Certificate of Incorporation requires the affirmative vote of a majority of the outstanding shares of Common Stock, present in person or represented by proxy.

THE BOARD OF DIRECTORS RECOMMENDS THAT THE STOCKHOLDERS VOTE TO APPROVE THE AMENDMENT OF THE CERTIFICATE OF INCORPORATION


PROPOSAL TO APPROVE THE COMPANY'S 1994
NON-EMPLOYEE DIRECTOR STOCK OPTION PLAN

General

      On October 7, 1994, the Company's Board of Directors adopted, subject to approval by the Company's stockholders, the Company's 1994 Non-Employee Director Stock Option Plan (the "Director's Plan") and reserved for issuance thereunder 300,000 shares of Common Stock. The text of the Directors' Plan is attached hereto as Exhibit C. The material features of the Directors' Plan are discussed below, but the description is subject to, and is qualified in its entirety by, the full text of the Directors' Plan.

      The purpose of the Directors' Plan is to provide additional incentives to attract and retain qualified competent non-employee
Directors, upon whose efforts and judgment the success of the Company is largely dependent, through the encouragement of stock ownership in the Company by such persons. In furtherance of this purpose, the Directors' Plan authorizes the granting of nonqualified stock options to purchase Common Stock to non-employee Directors. The Company currently has four non-employee Directors.

      Approval of the Directors' Plan by the Company's stockholders is one of the conditions of Rule 16b-3, a rule promulgated by the Securities and Exchange Commission, that provides an exemption from the operation of the "shortswing profit" recovery provisions of Section 16(b) of the Securities Exchange Act for the grant and resale of options (and the underlying securities) and certain other transactions by Directors under the Directors' Plan.

      The Directors' Plan is administered by the Directors' Stock Option Committee (the "Plan Committee"), which is currently comprised of Eugene I. Davis and Geoffrey P. Jurick. Pursuant to the Directors' Plan, non-employee Directors are granted options to purchase shares of Common Stock as follows: (i) options to purchase 25,000 shares of Common Stock were automatically granted to all current non-employee Directors as of the date the Directors' Plan was adopted by the Board of Directors; (ii) options to purchase 25,000 shares of Common Stock will be granted to each non-employee Director who joins the Company as of the first date subsequent to the expiration of one year following the date on which such director is first elected to serve on the Board; and (iii) options to purchase 25,000 shares of Common Stock will be granted to each non-employee Director who, as of the close of business on the Anniversary Date [defined to be the later of
(x) the first day subsequent to the expiration of one year following the date on which a director is first elected to serve, or (y) the date of adoption of the Directors' Plan], is chairman of a duly constituted committee of the Board. No person shall be entitled to receive options covering more than 50,000 shares of Common Stock pursuant to the Plan, subject to certain anti-dilutive adjustments. For purposes of the Directors' Plan, a Director is a non-employee Director if he or she has not served as an employee of the Company or any of its subsidiaries during the 12 months immediately preceding an Anniversary Date. The Plan Committee has the authority to adopt such rules and regulations and make such determinations as are not inconsistent with the Directors' Plan. Except as set forth under "Options Granted Under the Directors' Plan" below, it is impossible at this time to indicate the precise number of options that will be granted to non-employee Directors under the Directors' Plan, as the future composition of the Board cannot be determined.

      The shares of Common Stock acquired upon exercise of options granted under the Directors' Plan will be authorized and unissued shares of Common Stock. The Company's stockholders will not have any preemptive rights to purchase or subscribe for the shares reserved for issuance under the Directors' Plan. If any option granted under the Directors' Plan should expire or terminate for any reason, other than by reason of having been exercised in full, the unpurchased shares subject to that option will again be available for issuance pursuant to the Directors' Plan.

Terms and Conditions

      All options granted under the Directors' Plan shall be evidenced by a written agreement between the Company and the optionee. The terms and conditions of such agreement, including those relating to the grant, the time of exercise and other terms of the options, must be consistent with the Directors' Plan.

      Under the Directors' Plan, the exercise price per share for all options shall be the fair market value of the underlying shares of Common Stock on the date of grant. For purposes of the Directors' Plan, "fair market value" shall mean the closing price (or if such price is unavailable, the average of the high bid price and low asked price) of the Common Stock on the date of grant, as reported by the American Stock Exchange. If no closing price or bid and asked prices are available, the fair market value shall be determined in good faith by the Committee in accordance with generally accepted valuation principles and such other factors as the Plan Committee reasonably deems relevant.

      No option granted under the Directors' Plan is assignable or transferable, other than by will or by the laws of descent and distribution or pursuant to a qualified domestic relations order as defined by the Internal Revenue Code of 1986, as amended, or Title I of the Employee Retirement Income Security Act ("ERISA"), or the rules thereunder, in which event the terms of the Directors' Plan shall apply to the transfer. During the lifetime of an optionee, an option is exercisable only by him or her. An option granted under the Directors' Plan will not become exercisable until six months after the date on which it is granted, and will remain exercisable for a period of three years thereafter. The unexercised portion of any option granted to a non-employee Director under the Directors' Plan will automatically terminate three months after the date on which such person ceases to be a Director, except, in the case of the death of such person, the option will remain exercisable by his or her estate or heirs for a period of one year.

      To prevent dilution of the rights of a holder of an option, the Directors' Plan provides for adjustment of the number of shares of which options may be granted, the number of shares subject to outstanding options and the exercise price of outstanding options in the event of any subdivision or consolidation of shares, any stock dividend, recapitalization or other capital adjustment of the Company. Provisions governing the effect upon options of a merger, consolidation or other reorganization of the Company are also included in the Directors' Plan.

Options Granted Under the Directors' Plan

      On October 7, 1994, each of the Company's current non-employee Directors was granted options to purchase 25,000 shares of Common Stock at a purchase price of $1.00 per share. Additionally, options to purchase an additional 25,000 were granted to the chairman of the Audit Committee and the Compensation and Personnel Committee. The options were granted under Rule 701 of the Securities Act of 1933, as amended. Such grants are expressly subject to the stockholders' ratification of the Directors' Plan at the Annual Meeting.

Amendments

      No option may be granted under the Directors' Plan after April 14, 2003, and any option outstanding on such date will remain outstanding until it has either expired or has been exercised. The Plan Committee may amend, suspend or terminate the Directors' Plan at any time, provided that such amendment may not adversely affect the rights of an optionee under an outstanding option without the affected optionee's written consent. In addition, no such amendment may: (a) without first obtaining stockholder approval, increase the number of shares of Common Stock reserved for issuance, change the class of persons eligible to receive options, or involve any other change or modification requiring stockholder approval under Rule 16b-3 under the Exchange Act; or (b) give discretion to the Plan Committee with respect to the grant of options; or extend the termination date of the Directors' Plan.

Federal Income Tax Consequences

      The Directors' Plan is not qualified under the provisions of Section 401(a) of the Internal Revenue Code of 1986, as amended, nor is it subject to any of the provisions of the Employee Retirement Income Security Act of 1974, as amended. An optionee granted an option under the Directors' Plan will generally recognize, at the date of exercise of such option, ordinary income equal to the difference between the exercise price and the fair market value of the shares of Common Stock subject to the option. This taxable ordinary income will be subject to Federal income tax withholding and the Company will be entitled to a deduction for Federal income tax purposes equal to the amount of ordinary income recognized by the optionee, provided that such amount constitutes an ordinary and necessary business expense to the Company and is reasonable.

                         NEW PLAN BENEFITS

                          1994 Non-Employee Director Stock Option Plan

Name and Position         Dollar Value($)(1)    Number of Options
                                                Granted

Raymond L. Steele,        $ 106,250               50,000
Director
Robert H. Brown,            106,250               50,000
Director
Jerome H. Farnum,            53,125               25,000
Director
Peter G. Bunger,             53,125               25,000
Director
Group                     $ 318,750              150,000

(1) Calculated based on the difference between the aggregate fair market value of the shares subject to options at March 31, 1995 and the aggregate option exercise price.

Vote Required  for Approval and Recommendation

      The Plan Committee approved the Directors' Plan and is recommending its ratification by the stockholders because it believes that the Directors' Plan, as proposed, is in the Company's best interests. The affirmative vote of the holders of a majority of the outstanding shares of Common Stock, present in person or represented by proxy, will be required for ratification of the Directors' Plan.

THE BOARD OF DIRECTORS RECOMMENDS THAT THE STOCKHOLDERS VOTE FOR ADOPTION
                         OF THE PLAN


EXECUTIVE COMPENSATION AND OTHER INFORMATION

Compensation of Executive Officers

      The following executive compensation disclosures reflect all plan and non-plan compensation awarded to, earned by, or paid to the named executive officers of the Company. The "named executive officers" are the Company's Chief Executive Officer (the "CEO"), regardless of compensation level, and the four most highly compensated executive officers, other than the CEO serving as such on March 31, 1995. Where a named executive officer has served during any part of Fiscal 1995, the disclosures reflect compensation for the full year in each of the periods presented.

Three-Year Compensation Summary

      The following table summarizes for the years indicated the compensation awarded to, earned by or paid to the named executives for services rendered in all capacities to the Company:

                               SUMMARY COMPENSATION TABLE
                                                    Long-Term Compensation
                    Annual Compensation             Awards           Payouts

                                                 OTHER                 SECURITIES          ALL
                                                 ANNUAL    RESTRICTED   UNDER-      LTIP   OTHER
                     FISCAL                      COMPEN-   STOCK        LYING       PAY-   COMPEN-
Name and Principal   YEAR    SALARY      BONUS   SATION    AWARDS      OPTIONS      OUTS   SATION
Position(s)                               (3)      (1)                   (6)                (4)

GEOFFREY P. JURICK   1995    $378,333  $275,000  $78,702     -         600,000        -    $  311
CHAIRMAN OF THE      1994     250,000   195,000    -         -            -           -        -
BOARD AND CHIEF      1993     187,500      -       5,589     -            -           -        -
EXECUTIVE OFFICER
(2) (5)

EUGENE I. DAVIS      1995     360,000   175,000  102,024     -          600,000       -      6,986
PRESIDENT AND        1994     360,000   150,000  102,385     -             -          -      5,524
INTERIM CHIEF        1993     261,692   161,290  172,281     -             -          -      5,473
FINANCIAL OFFICER
(2) (5)

ALBERT G. MCGRATH,   1995    175,000     75,000   19,958     -           200,000      -      5,451
SENIOR VICE-PRESIDENT1994    175,000    100,000   18,462     -              -         -      4,671
SECRETARY AND        1993    107,693     29,166   21,273     -              -         -          -
GENERAL COUNSEL
(5)

MERLE W. EAKINS      1995    193,077     40,000   89,125     -              -         -      5,950
VICE-PRESIDENT-      1994    130,577     40,000   45,870     -              -         -        621
SALES (5)            1993       -          -        -        -              -         -         -

JOHN P. WALKER       1995    110,000     75,000   20,420     -           200,000      -      3,841
SENIOR VICE-         1994    110,000    100,000    9,483     -              -         -      1,918
PRESIDENT-FINANCE    1993     96,625     18,000      700     -              -         -      2,406

(1) Consists of (i) car allowance and auto expenses afforded to the listed Company executive officers, including $26,947 and $17,277 paid to Messrs. Davis and Walker, respectively, in Fiscal 1995, (ii) tax preparation services provided to Mr. Davis, (iii) expenses paid by the Company on behalf of Mr. Davis, covering his club membership, and (iv) relocation and temporary lodging expenses and associated tax gross-ups in the amount of $73,394, $0 and $0 for Mr. Jurick, $43,002, $64,643 and $132,270 for Mr. Davis, $0, $9,137 and
      $16,249 for Mr. McGrath, and $80,784, $39,570 and $0 for Mr. Eakins paid by the Company in Fiscal 1995, 1994 and 1993, respectively. See "Certain Relationships and Related Transactions."

(2) Does not include Director's fees of $5,000 received by each of Messrs. Jurick and Davis prior to becoming officers for Fiscal 1993.

(3) In the case of Messrs. Davis and McGrath, consists of one-time bonus payments upon joining the Company in Fiscal 1993.

(4) Consists of the Company's contribution to its 401(k) employee savings plan, life insurance and disability insurance.

(5) Messrs. Jurick and Davis became executive officers of the Company in July 1992, Mr. McGrath became an executive officer of the Company in August 1992, and Mr. Eakins became an executive officer of the Company in July 1993.

(6) In July 1994, the Company granted incentive stock options ("ISO's") to purchase 600,000, 600,000, 200,000, 200,000 and 30,000 shares of
      Common Stock to each of Messrs. Jurick, Davis, McGrath, Walker and Eakins, respectively, exercisable at an exercise price of $1 per share (except $1.10 in the case of Mr. Jurick). In September 1994, Mr. Eakins was granted an additional option to purchase 10,000 shares of common stock at an exercise price of $1 per share. The options vest in annual increments of one-third, commencing one year from the date of grant, and their exercise is contingent on continued employment with the Company.

STOCK OPTIONS

      The following table sets forth information regarding the grant of stock options during Fiscal 1995 to the named executive officers:

                        OPTION GRANTS IN FISCAL 1995


                                                                             Potential Realizable
                                                                             Value at Assumed
                                                                             Annual Rates of Stock
Individual Grants                                                            Price Appreciation
                                          % of Total                         for Option Term(2)

                      Number        Options Granted      Exercise
                     of Options      to Employees        Price Per     Expiration
Name                  Granted       in Fiscal 1995       Share          Date(1)       5%         10%

GEOFFREY P. JURICK     600,000           32%             $1.10          7/7/04      $317,337   $896,245
EUGENE I. DAVIS        600,000           32%             $1.00          7/7/04      $377,337   $956,245
ALBERT G. MCGRATH, JR  200,000           11%             $1.00          7/7/04      $125,779   $318,748
JOHN P. WALKER         200,000           11%             $1.00          7/7/04      $125,779   $318,748
MERLE W. EAKINS         30,000            2%             $1.00          7/7/04      $ 18,867   $ 47,812
                        10,000            1%             $1.00          9/6/04      $  6,289     15,937


(1) The incentive stock options ("ISO's") were granted under the 1994 Stock Compensation Program, and are exercisable commencing one year after the grant date in the three equal annual installments, with full vesting occurring on the third anniversary of the date of the grant.

(2) The dollar amounts under these columns are the result of calculations at the assumed compounded market appreciation rates of 5% and 10% as required by the Securities and Exchange Commission over a ten-year term and therefore, are not intended to forecast possible future appreciation, if any, of the stock price.


OPTION EXERCISES AND HOLDINGS

      The following table sets forth information with respect to the named executive officers concerning the exercise of options during Fiscal 1995 and unexercised options held at March 31, 1995:


                            OPTION EXERCISES IN FISCAL 1995
                            AND MARCH 31, 1995 OPTION VALUES


                                               Number of       Value of Unexercised
                                               Unexercised     In-the-Money
                  Number of                    Options at      Options at
                  Shares                       March 31, 1995  March 31, 1995
                  Acquired on    Value         Exercisable/    Exercisable/
Name              Exercise       Realized      Unexercisable   Unexercisable (1)


GEOFFREY P. JURICK      0            $ -          0/600,000       $0/$1,215,000
EUGENE I. DAVIS         0            $ -          0/600,000       $0/$1,275,000
ALBERT G. MCGRATH, JR.  0            $ -          0/200,000       $0/$  425,000
JOHN P. WALKER          0            $ -          0/200,000       $0/$  425,000
MERLE W. EAKINS         0            $ -          0/ 40,000       $0/$   85,000


(1) Calculated based on the difference between the aggregate fair market value of the shares subject to options at March 31, 1995 and the aggregate option exercise price.

Employment and Severance Agreements

      Geoffrey P. Jurick, Chairman and Chief Executive Officer of the Company, entered into five-year employment agreements ("Jurick Employment Agreements") with the Company and two of its wholly-owned subsidiaries, Emerson Radio (Hong Kong) and Emerson Radio International Ltd. (formerly Emerson Radio (B.V.I.) Ltd.) (hereinafter, collectively the "Companies"), providing for an aggregate annual compensation of $250,000, which was increased to $390,000 in May 1994 and to $490,000 effective April 1, 1995. In addition to his base salary, Mr. Jurick is entitled to an annual bonus upon recommendation by the Compensation and Personnel Committee of the Company's Board of Directors, subject to the final approval of the Company's Board of Directors.

      Subject to certain conditions, each of the Jurick Employment Agreements grants to Mr. Jurick severance benefits, through expiration of the respective terms of each of such agreements, commensurate with Mr. Jurick's base salary, in the event that his employment with the Companies terminates due to permanent disability, without cause or as a result of constructive discharge (as defined therein). In the event that Mr. Jurick's employment with the Companies terminates due to termination for "cause", because Mr. Jurick unilaterally terminates the agreements or for reasons other than constructive discharge or permanent disability, Mr. Jurick shall only be entitled to base salary earned through the applicable date of termination. Similar provisions are set forth in each of the contracts described below.

      Eugene I. Davis, President and Interim Chief Financial Officer of the Company entered into a five-year employment agreement ("Davis Employment Agreement") with the Company, providing for an annual compensation of $360,000, which was increased to $450,000 effective April 1, 1995. In addition to his base salary, Mr. Davis is entitled to an annual bonus equal to an amount up to 30% of Mr. Davis' base salary, based upon attainment of objectives identified in the Company's five-year business plan adopted by the Board of Directors ("Business Plan"). Mr. Davis may also receive an additional annual performance bonus to be recommended by the Compensation and Personnel Committee of the Company's Board of Directors, subject to the final approval of the Company's Board of Directors.

      Pursuant to the Davis Employment Agreement, the Company granted to Mr. Davis an option to purchase 500,000 shares of Common Stock. Such option was cancelled pursuant to the Plan of Reorganization; however, the Company subsequently granted Mr. Davis options to purchase 600,000 shares of Common Stock. The Company has also agreed for the term of the Davis Employment Agreement and three years thereafter, to pay for and maintain legal malpractice insurance covering Mr. Davis for occurrences and actions taken by him at any time prior to or during the term of such agreement on behalf of the Company or its employees. The Company has also agreed to pay all sums, which may be deductible amounts, not otherwise paid by such insurer.

      Upon execution of the Davis Employment Agreement, the Company provided Mr. Davis with a one-time lump sum payment of $100,000, which figure is net of applicable taxes and withholdings. In connection with Mr. Davis' relocation to New Jersey, the Company assumed certain relocation expenses and associated tax gross-ups on Mr. Davis' behalf aggregating $239,915. See "Summary Compensation Table."

      Albert G. McGrath, Jr., General Counsel, Senior Vice-President and Secretary, entered into a five-year employment agreement ("McGrath Employment Agreement") with the Company providing for an annual compensation of $175,000, which was increased to $210,000 effective April 1, 1995. In addition to his base salary, Mr. McGrath is entitled to an annual performance bonus to be recommended by the Compensation and Personnel Committee of the Company's Board of Directors, subject to the final approval of the Company's Board of Directors.

      Upon execution of the McGrath Employment Agreement, the Company provided Mr. McGrath with a one-time lump sum payment of $29,166, which figure is before applicable taxes and withholdings. In connection with Mr. McGrath's relocation to New Jersey, the Company assumed relocation expenses and associated tax gross-ups on Mr. McGrath's behalf aggregating $25,386. See "Summary Compensation Table."

      Merle W. Eakins, Vice-President-Sales, entered into a three-year employment agreement with the Company providing for an annual compensation of $175,000, which was increased to $195,000 effective May 1, 1994. In addition to his base salary, Mr. Eakins is entitled to an annual bonus equal to an amount up to 30% of Mr. Eakins' base salary, upon attainment of objectives identified by the Board of Directors. In connection with Mr. Eakins' employment in New Jersey, the Company assumed relocation expenses and associated tax gross-ups on Mr. Eakins' behalf aggregating $120,354. See "Summary Compensation Table."

      John P. Walker, Senior Vice-President-Finance, entered into a three-year employment agreement with the Company providing for an annual compensation of $110,000, which was increased to $165,000 effective April 1, 1995. In addition to his base salary, Mr. Walker is entitled to an annual bonus equal to an amount up to 30% of Mr. Walkers' base salary, upon attainment of objectives identified by the Executive Committee. Mr. Walker may also receive an additional annual performance bonus to be recommended by the Compensation and Personnel Committee of the Company's Board of Directors, subject to the final approval of the Company's Board of Directors.

      In the event that Messrs. Jurick, Davis, McGrath, Eakins and Walker were to be terminated due to permanent disability, without cause or as a result of constructive discharge, the estimated dollar amount to be paid after March 31, 1995 to each such individual, based on the terms of their respective contracts, would be $1,112,000, $1,021,000, $501,000, $263,000 and $330,000, respectively.

Anti-Takeover Effect of Certain Provisions

      The provisions of the employment agreements may be deemed to have an anti-takeover effect and may delay, defer, or prevent a tender offer or takeover attempt that a stockholder may consider to be in the stockholder's best interest, including attempts that might result in a premium over the market price for shares held by stockholders.

Report of Compensation and Personnel Committee

     The Compensation and Personnel Committee of the Board of Directors ( the "Compensation Committee"), which is composed of two independent non-employee Directors (see page 3), oversees the Company's executive compensation strategy. The strategy is implemented through policies designed to support the achievement of the Company's business objectives and the enhancement of stockholder value. The Compensation Committee reviews, on an ongoing basis, all aspects of executive compensation and analyzes information from several nationally recognized independent compensation surveys.

      The Compensation Committee's executive compensation policies support the following objectives:

    The reinforcement of management's concern for enhancing stockholder value.

    The attraction and retention of qualified executives.

    The provision of competitive compensation opportunities for exceptional performance.

The basic elements of the Company's executive compensation strategy are:

            Base salary. Base salaries for the executive managers of the Company represent compensation for the performance of defined functions and assumption of defined responsibilities. The Compensation Committee reviews each executive's base salary on an annual basis. In determining salary adjustments, the Compensation Committee considers the Company's growth in earnings and revenues and the executive's performance level, as well as other factors relating to the executive's specific responsibilities. Also considered are the executive's position, experience, skills, potential for advancement, responsibility and current salary in relation to the expected level of pay for the position. The considerations of the Compensation Committee are impacted by the information provided by the compensation surveys analyzed by the Compensation Committee. These surveys include companies with which the Company competes for senior-level executives. The Compensation Committee exercises its judgment based upon the above criteria and does not apply a specific formula or assign a weight to each factor considered. The Committee decided upon salary changes for executive officers effective April 1, 1995 after reviewing each officer's duties and performance level for the previous year, considering the Chief Executive Officer's recommendations and noting that the majority of management did not receive base salary increases during the fiscal years ended
      March 31, 1993, 1994 or 1995.

            Annual incentive compensation. At the beginning of each year, the Board of Directors establishes performance goals of the Company for that year, which may include target increases in sales, net income and earnings per share, as well as more subjective goals with respect to marketing, product introduction and expansion of customer base.

            Long-term incentive compensation. The Company's long-term incentive compensation for management and employees consists of the 1994 Stock Compensation Program.

      The Compensation Committee views the granting of stock options as a significant method of aligning management's long-term interests with those of the stockholders. The Compensation Committee determines awards to executives based on its evaluation of criteria that include responsibilities, compensation, past and expected contributions to the achievement of the Company's long-term performance goals, and current competitive practice as indicated by the compensation surveys reviewed by the Company. Stock options are designed to focus executives on the long-term performance of the Company by enabling executives to share in any increases in value of the Company's stock.

      The Compensation Committee encourages executives, individually and collectively, to maintain a long-term ownership position in the Company's stock. The Compensation Committee believes this ownership, combined with a significant performance-based incentive compensation opportunity, forges a strong linkage between the Company's executives and its stockholders.

Compensation of the Chief Executive Officer

      Mr. Geoffrey P. Jurick is the Chief Executive Officer and Chairman of the Board of Directors of the Company. The Compensation Committee considered the Company's results in all aspects of its business in its review of Mr. Jurick's performance during Fiscal 1995.

      The Company's financial condition improved after successfully emerging from a bankruptcy proceeding. As a result of the proceeding, the Company reduced its institutional debt by approximately $203 million. In Fiscal 1995, stockholders' equity grew 26% to $53.7 million, and working capital increased 32% to $42.6 million. Additionally, the Company continues very active efforts to introduce new products into the marketplace and develop new markets.

      Pursuant to an employment agreement between the Company and Mr. Jurick, Mr. Jurick's base salary is reviewed annually and is subject to discretionary increases by the Board of Directors. The Board approved an increase in Mr. Jurick's annual base salary from $390,000 to $490,000, effective April 1, 1995. On July 7, 1994, the Board granted Mr. Jurick stock options for 600,000 shares, which will vest in equal annual increments over a three-year period.

Policy on Qualifying Compensation

      Section 162(m) of the Internal Revenue Code of 1986, as amended (the "Code"), for tax years beginning on or after January 1, 1994, provides that public companies may not deduct in any year compensation in excess of $1 million paid to any of the individuals named in the Summary Compensation Table that is not, among other requirements, "performance based," as defined in Section 162(m). None of the named individuals received compensation in excess of $1 million during Fiscal 1995.

                              COMPENSATION AND PERSONNEL COMMITTEE

                                          Raymond L. Steele, Chairman
                                          Robert H. Brown, Jr.

      The foregoing report of the Compensation Committee shall not be deemed incorporated by reference by any general statement incorporating by reference the Proxy Statement into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Company specifically incorporates this information by reference, and shall not otherwise be deemed filed under either act.

COMPENSATION COMMITTEE INTERLOCKS AND INSIDER PARTICIPATION

      From April 1994 until July 10, 1995, the Compensation and Personnel Committee of the Board of Directors consisted of Messrs. Brown, Steele and Colin Honess. Until January of 1995, Mr. Honess served as President and Director of Fidenas International Bank Limited, a banking institution organized under the laws of the Commonwealth of Bahamas. The bank is the subject of liquidation proceedings pending in Nassau, Bahamas. Mr. Jurick was affiliated with the bank.

                  COMPARISON OF CUMULATIVE TOTAL RETURN

                      PERFORMANCE GRAPH

      The following Performance Graph shall not be deemed incorporated by reference by any general statement incorporating by reference the proxy statement into any filing under the Securities Act of 1933, as amended or the Securities Exchange Act of 1934, as amended, except to the extent that the Company specifically incorporates this information by reference, and shall not otherwise be deemed filed under such Acts.

      The graph below compares the cumulative total stockholders' return on the Company's Common Stock for the period December 22, 1994 to March 31, 1995, with the cumulative total return over the same period of the American Stock Exchange and a peer group of companies selected by the Company for purposes of comparison, which includes Cobra Electronics, Matushita Electric Industrial Co. Ltd., Philips Electronics N.V., Sony Corp. and Zenith Electronics. The peer group assumes the investment of $100 in the Company's Common Stock, on December 22, 1994 and reinvestment of all dividends, if any. The information in the graph was provided by Media General Financial Services ("MGFS"). The comparison of the returns are as follows:

                     COMPARISON OF CUMULATIVE TOTAL RETURN
                    OF COMPANY, PEER GROUP AND BROAD MARKET

                                               FISCAL YEAR ENDING

COMPANY                                 12/22/94      12/31/94    01/31/95    02/28/95    03/31/95

EMERSON RADIO CP                         100.00        110.81      121.62      129.73      135.14
PEER GROUP                               100.00        100.23       98.86      100.49      106.58
BROAD MARKET                             100.00        100.00      100.81      102.77      106.82

THE BROAD MARKET INDEX CHOSEN WAS:
AMERICAN STOCK EXCHANGE

THE PEER GROUP CHOSEN WAS:
Customer Selected Stock List

THE PEER GROUP IS MADE UP OF THE FOLLOWING SECURITIES:

COBRA ELECTRONICS CP
MATSUSHITA ELECTRIC INDL
PHILIPS ELECTRONICS NV
SONY CP
ZENITH ELECTRONICS CP



LEGAL PROCEEDINGS

Bankruptcy Claims

      Pursuant to the Plan of Reorganization and the Bankruptcy Code, all claims against the Company existing as of September 29, 1993, were discharged, except as specifically set forth in the Plan of Reorganization. The Plan of Reorganization provides that unsecured creditors other than the Bank Lenders and the Noteholders holding pre-petition claims which are allowed, will receive unsecured promissory notes in the principal amount equal to 18.3% of the allowed amount of the claim. The notes will bear interest at a rate based on the London Interbank Offered Rate for one year obligations of 5.63%, as of June 22, 1994, and are due and payable in two installments, (i) 35% of the outstanding principal is due 12 months from the date of issuance, and (ii) the remaining balance is due 18 months from the date of issuance. The Company is presently contesting claims submitted by several creditors.

      The largest claim was filed on July 25, 1994 in connection with the rejection of certain executory contracts with two Brazilian entities, Cineral Electronica de Amazonia Ltda. and Cineral Magazine Ltda. (collectively, "Cineral"). The contracts were executed in August 1993, shortly before the Company's filing for bankruptcy protection. The amount claimed was $93,563,457, of which $86,785,000 represents a claim for loss of profits and $6,400,000 for plant installation and the establishment of offices, which were installed and established prior to execution of the contracts. The claim was filed as an unsecured claim and, therefore, will be satisfied, to the extent the claim is allowed by the Bankruptcy Court, in the manner other allowed unsecured claims are satisfied. The Company believes the Bankruptcy Court will separately review the portion of the claim for lost profits from the substantially smaller claim for actual damages. The Company has objected to the claim, intends to vigorously contest such claim and believes it has meritorious defenses to the highly speculative portion of the claim for lost profits and the portion of the claim for actual damages for expenses incurred prior to the execution of the contracts. Additionally, the Company has instituted an adversary proceeding in the Bankruptcy Court asserting damages caused by Cineral. A motion filed by Cineral to dismiss the adversary proceeding has been denied. The adversary proceeding and claim objection have been consolidated into one proceeding. An adverse final ruling on the Cineral claim could have a material adverse effect on the Company, even though it would be limited to 18.3% of the final claim determined by a court of competent jurisdiction; however, with respect to the claim for lost profits, in light of the foregoing, the Company believes the chances for recovery for lost profits are remote.

Teletech Litigation

      In December 1990, an action entitled Emerson Radio (H.K.) Limited (a wholly owned subsidiary of the Company) and Teletech (Hong Kong) Limited was commenced in the Supreme Court of Hong Kong High Court (the "Teletech Action") by Emerson Radio (Hong Kong) Limited ("Emerson (H.K.)") against Teletech (Hong Kong) Limited ("Teletech"). The Statement of Claim (the "Claim"), filed and served in March 1991, alleges that Teletech breached its agreements to sell cordless telephones and telephone answering machines to Emerson (H.K.). The Claim seeks damages of approximately $1,000,000.

      In March 1991, Teletech filed a counterclaim that essentially denies the allegations and alleges that Emerson (H.K.) breached its agreement to purchase cordless telephones and telephone answering machines arising from wrongful cancellation of placed orders. The counterclaim seeks damages of approximately $1,700,000. In May 1991, Emerson (H.K.) filed a reply to the counterclaim denying the allegations in the counterclaim. Discovery is currently proceeding. This litigation was not affected by the bankruptcy proceedings.

Tax Matters

      In June and October 1988, the Franchise Tax Board of the State of California issued Notices of Proposed Assessment to the Company proposing additional state income tax of approximately $501,000 in the aggregate, plus interest, for the fiscal years 1980, 1985 and 1986. In August and November 1988, the Company filed protests with the Franchise Tax Board taking exception to the Notices of Proposed Assessment. After disallowing the Company's protest, on July 24, 1992, the Franchise Tax Board issued a formal Notice of Action assessing a deficiency in the aggregate of approximately $664,000, which includes interest through July 24, 1992. On August 24, 1992, the Company filed an appeal with the California State Board of Equalization. The Franchise Tax Board filed a response on April 29, 1993, and the Company filed its reply on July 16, 1993.

      On March 9, 1994, the Company filed an adversary complaint with the Bankruptcy Court, to obtain a declaratory judgment against the Franchise Tax Board in the above matter. The Franchise Tax Board filed its response on April 6, 1994. Discovery is proceeding. The Franchise Tax Board moved to dismiss the adversary proceeding and requested the Court to abstain. On October 19, 1994, the Court entered an order of abstention which directed the parties to litigate in California. The Company appealed to the District Court of New Jersey which affirmed the order of the Bankruptcy Court. The Company has filed a notice of appeal with the Third Circuit.

      On February 15, 1994, the Franchise Tax Board issued Notices of Proposed Assessment to the Company proposing additional state income tax of approximately $382,000 in the aggregate, plus interest, for the fiscal years 1987, 1988 and 1989. The Company filed its protest with the Franchise Tax Board on April 15, 1994, taking exception to the Notices of Proposed Assessment.

      Management believes that adequate amounts of tax reserves have been provided for any adjustments which may result from the above assessments and any additional adjustments for the remaining years under examination.

Litigation Regarding Certain Outstanding Common Stock

      Subsequent to confirmation of the Plan of Reorganization, litigation arose among the principal shareholders of Fidenas Investment Limited with respect to various business relations and transactions entered into between the shareholders, certain affiliates and their principals, including Mr. Jurick and Donald Stelling, former Chairman of the Board of the Company. Mr. Stelling resigned on December 2, 1993 from the Company's Board of Directors creating uncertainty about the ability of Fidenas Investment Limited to honor its commitment to the Company and the Bank Lenders to satisfy its obligations to infuse $75 million in funds for the purpose of financing the Restructuring. The $75 million commitment was made available by Mr. Jurick and related companies, which utilized approximately $15.2 million in funds which had been deposited by Fidenas Investment Limited into an escrow account for the purpose of securing the Company's DIP Financing obtained in connection with the Restructuring. At the date of this Memorandum, Messrs. Jurick and Bunger, Directors of the Company, comprise the Board of Directors of Fidenas Investment Limited. The use of the $15.2 million has been challenged by various Stelling interests in three countries.

      Proceedings were commenced in the Commonwealth of Bahamas for the winding-up of Fidenas Investment Limited. The proceeding was brought by one of its shareholders, a Bahamian entity controlled by Petra Stelling, wife of Donald Stelling, former Chairman of the Board of the Company. The liquidator appointed by the Bahamian Court for the winding-up of Fidenas Investment Limited commenced litigation against Fidenas International and Mr. Jurick with respect to claims arising from the acquisition of the Company's Common Stock by GSE and Fidenas International.

      The liquidator commenced ancillary proceedings in the United States Bankruptcy Court pursuant to authorization granted by the Bahamian Court for the purposes of, among other things, (i) conducting discovery regarding the issuance of the shares of Common Stock to Fidenas International, GSE and Elision and use of the $15.2 million in funds which secured the Company's Debtor-in-Possession Financing and (ii) restraining the transfer, disposition or further encumbrance of any shares of the Company owned by Fidenas International, GSE, and Elision issued pursuant to the Plan of Reorganization. The ancillary proceeding was dismissed by the United States Bankruptcy Court on February 16, 1995.

      In addition to the litigation pending in the Bahamas and New York, the Stelling interests have pursued Mr. Jurick and certain business associates and affiliates in civil and criminal actions in Switzerland for various claims relating to their business relationships and transactions. The Swiss authorities have commenced investigations of Messrs. Jurick, Farnum and Bunger with respect to certain charges raised by the Stellings. In addition, the Swiss authorities have questioned Messrs. Jurick and Farnum as part of an investigation of possible violations by them of certain Swiss bank licensing laws. None of Messrs. Jurick, Farnum or Bunger have been charged or indicted by the Swiss authorities. The Federal Banking Commission of Switzerland has issued a decree purporting to determine that certain entities affiliated with Messrs. Jurick and Farnum are subject to Swiss banking laws and have engaged in banking activities without a license; the Commission has ordered (i) the liquidation of one affiliate and the assets of another, (ii) the appointment of a Swiss accounting firm to conduct the decreed liquidation and (iii) certain preliminary measures providing for the appointment of the Swiss accounting firm to act as an observer with special supervisory powers. The Company has been informed by counsel to those entities that an appeal has been filed with respect to the decree. During the appeal, if timely filed, the provisions of the decree providing for the liquidation shall not be implemented.

      Though the Company is not a party to any of the proceedings in Switzerland or in the Commonwealth of Bahamas, the Company has and intends to continue to monitor the litigation. The Company believes none of the litigation will have a material adverse effect on the Company or its assets although an order of a court of competent jurisdiction requiring the turnover of all or a substantial portion of the Common Stock may result in a default under the terms of the United States credit facility. Additionally, such a change in control could result in a second "ownership change", as defined in Section 382 of the Code, further limiting the Company's ability to use its net operating loss carryforwards and the credit carryforwards.

      The official liquidator appointed in the Commonwealth of Bahamas for Fidenas International Bank Limited has filed an action in the Bahamas concerning the ownership by Fidenas International of certain shares of Common Stock. Transfer of the stock has been enjoined by the Bahamian courts. The liquidator has also filed an action in the United States District Court on behalf of Fidenas International Bank Limited with respect to certain shares of Common Stock issued to Fidenas International in conjunction with the Restructuring. As of the date hereof, the transfer of such shares has been restrained and discovery in the action has been commenced.

Stelling Litigation

      The Company filed a suit in federal court in New Jersey on July 14, 1994, naming Mr. Stelling and his spouse as defendants alleging, among other things, breaches by Mr. Stelling of fiduciary duties and breaches of contract by Mr. Stelling, as agent, and Mrs. Stelling, as principal. The suit sets forth requests for monetary damages as well as declaratory judgments that the provisions of the Plan of Reorganization providing for releases do not apply to the Stellings and that they are estopped from claiming any interest in the Company. The Stellings have filed a motion to dismiss the suit. As of the date hereof, no ruling has been made with respect to such motion.

Other Litigation

      The Company is involved in the legal proceedings and claims of various types in the ordinary course of business. While any litigation to which the Company is a party contains an element of uncertainty, Management presently believes that the actions of each such proceedings or claim which is pending or known to be threatened, or all of them combined, will not have a material adverse effect on the Company's consolidated financial position.

COMPLIANCE WITH SECTION 16(a) OF THE SECURITIES EXCHANGE ACT OF 1934

      Section 16(a) of the Securities Exchange Act of 1934, as amended, requires the Company's Directors and executive officers, and persons who own more than ten percent of a registered class of the Company's equity securities, to file with the Securities and Exchange Commission initial reports of ownership and reports of change in ownership of Common Stock and other equity securities of the Company. Executive officers, Directors and greater than ten percent stockholders are required by SEC Regulations to furnish the Company with copies of all Section 16(a) forms they file.

      To the Company's knowledge, based solely on review of the copies of such reports furnished to the Company and representations that no other reports were required, during the year ended March 31, 1995, all Section 16(a) filing requirements applicable to the officers, Directors and greater than ten percent beneficial owners were complied with except that (i) initial reports of ownership were made for each officer and Director on January 10, 1995 after shares of Common Stock began trading on the American Stock Exchange on December 22, 1994, (ii) the initial reports filed by Geoffrey Jurick and Gerald Calabrese inadvertently omitted beneficial ownership of 100 and 987 shares of Common Stock, respectively, which omissions were subsequently cured and (iii) and Fidenas International Limited LLC and GSE Multimedia Technologies Corp. did not timely file initial reports of ownership. It is the practice of the Company to attend to the filing of Section 16(a) forms on behalf of the officers of the Company.

RATIFICATION OF SELECTION OF INDEPENDENT AUDITORS

      The Board of Directors of the Company selected the firm of Ernst & Young LLP as independent auditors for the fiscal year ending March 31, 1996 to audit the Company's financial statements and to perform other accounting services. The Board of Directors considers this firm well qualified. The selection of Ernst & Young LLP is submitted to the stockholders for ratification. The affirmative vote of a majority of the shares of Common Stock present or represented and entitled to vote on the ratification at the Annual Meeting is required for approval. A representative of Ernst & Young LLP is expected to attend the Annual Meeting of Stockholders with the opportunity to make a statement if such representative desires to do so and to be available to respond to appropriate questions.

THE BOARD RECOMMENDS THAT THE STOCKHOLDERS RATIFY
THE SELECTION OF ERNST & YOUNG LLP AS INDEPENDENT AUDITORS

STOCKHOLDER PROPOSALS

      Any stockholder of the Company desiring to present a proposal for action at the Annual Meeting of Stockholders to be held in 1996 must deliver the proposal to the executive offices of the Company no later than 120 days before [date this statement mailed], 1996, unless the Company notifies the stockholders otherwise. Only those proposals that are proper for stockholder action and otherwise proper may be included in the Company's Proxy Statement for the Annual Meeting.

QUORUM; VOTING

      The presence, in person or by proxy, of the holders of a majority of the outstanding shares of Common Stock entitled to vote is necessary to constitute a quorum at the meeting. Abstentions and broker non-votes are counted for purposes of determining whether a quorum is present. If a quorum is not present or represented by proxy, the stockholders entitled to vote thereat, present in person or represented by proxy, have the power to adjourn the meeting from time to time, without notice other than an announcement at the meeting until a quorum is present or represented. At any such adjourned meeting at which a quorum is present or represented, any business may be transacted that might have been transacted at the meeting as originally called.

      On all matters (including election of Directors) submitted to a vote of the stockholders at the Meeting or any adjournment thereof, each stockholder will be entitled to one vote for each share of Common Stock owned of record by such stockholder at the close of business on August 31, 1995. Abstentions and broker non-votes will be treated as a vote for each of the proposals recommended by the Board of Directors other than the proposal for the amendment to the Company's Certificate of Incorporation.

ACTIONS TO BE TAKEN UNDER THE PROXY

      Proxies in the accompanying form which are properly executed and returned will be totaled at the meeting and any adjournment thereof and will be voted in accordance with the instructions thereon. Any proxy upon which no instructions have been indicated with respect to a specified matter will be voted as follows with respect to such matters:

      (1) For election of management's Directors to serve until the Annual Meeting in 1996;

      (2) For approval of an amendment to the Company's Certificate of Incorporation increasing the authorized number of shares of Preferred Stock, $.01 par value, from 1,000,000 to 10,000,000;

      (3)   For approval of the 1994 Non-Employee Director Stock Option
            Plan; and

      (4) For ratification of the selection by the Board of Directors of Ernst & Young LLP as independent auditors for the Company for the year ending March 31, 1996.

      Each of the nominees for election as director has agreed to serve if elected. The Company knows of no reason why any of the nominees for election as directors would be unable to serve. Should any or all of the nominees be unable to serve, all proxies returned to the Company will be voted in accordance with the best judgment of the persons named as proxies, except where a contrary instruction is given.

      The Company knows of no other matters, other than those stated above, to be presented for consideration at the Annual Meeting. If, however, other matters properly come before the Annual Meeting or any adjournments thereof, it is the intention of the persons named in the accompanying proxy to vote such proxy in accordance with their judgment on any such matters. The persons named in the accompanying proxy may also, if it is deemed advisable, vote such proxy to adjourn the Annual Meeting from time to time.

PROXY SOLICITATION

      The expenses of the solicitation of proxies will be borne by the Company. Solicitation of proxies may be in person or by mail, telephone or telegraph by Directors, current executive officers and regular employees of the Company. The Company will request banking institutions, brokerage firms, custodians, nominees and fiduciaries to forward solicitation materials to the beneficial owners of Common Stock of the Company held of record by such persons, and the Company will reimburse the reasonable forwarding expenses. The Company has retained the services of American Stock Transfer to solicit proxies by mail, telephone, telegraph or personal contact. The estimated cost of the solicitation will be approximately $15,000 plus out-of-pocket expenses.

REVOCATION OF PROXY

      Any stockholder returning the accompanying proxy may revoke such proxy at any time prior to its exercise (a) by giving written notice to the Company of such revocation; (b) by voting in person at the Annual Meeting; or (c) by executing and delivering to the Company a later-dated proxy.

OUTSTANDING COMMON STOCK

      The only outstanding voting securities of the Company are shares of its Common Stock, each share of which entitles the holder thereof to one vote. At August 15, 1995, there were outstanding and entitled to vote 40,252,772 shares of its Common Stock. Only stockholders of record at the close of business on August 31, 1995 are entitled to notice of, and to vote at, the 1995 Annual Meeting of Stockholders and any adjournments thereof.

                                By Order of the Board of Directors




                                Albert G. McGrath, Jr.
                                Senior Vice-President, Secretary and
                                General Counsel


Parsippany, New Jersey
August    , 1995



(#19)

                                  Exhibit A

Present:

Article Fourth

                  A. The total number of shares of all classes of stock which the Corporation shall have authority to issue is seventy six million (76,000,000) consisting of:

                  (a) one million (1,000,000) shares of Preferred Stock, par value one cent ($.01) per share (the
            "Preferred Stock"); and

                  (b) seventy-five million (75,000,000) shares of Common Stock, par value one cent ($.01) per share (the "Common Stock").



                             Exhibit B

Proposed:

Article Fourth

                  A. The total number of shares of all classes of
            stock which the Corporation shall have the authority to issue is eighty five million (85,000,000) consisting of:

                  (a) ten million (10,000,000) shares of Preferred Stock, par value one cent ($.01) per share (the
            "Preferred Stock"); and

                  (b) seventy-five million (75,000,000) shares of Common Stock, par value one cent ($.01) per share (the "Common Stock").


                                   EXHIBIT C


                             EMERSON RADIO CORP.
                 1994 NON-EMPLOYEE DIRECTOR STOCK OPTION PLAN


       1. Purpose of the Plan. The purpose of this Stock Option Plan ("Plan"), to be known as the "Emerson Radio Corp. 1994 Non-Employee Director Stock Option Plan" is to attract and retain qualified personnel to accept and continue in positions of responsibility as outside directors with Emerson Radio Corp., a Delaware corporation ("Company").

      2. Definitions. As used in the Plan, unless the context requires otherwise, the following terms shall have the following meanings:

      (a) "Anniversary Date" shall mean, for each Outside Director, the later of (x) the first day subsequent to the expiration of one year following the date on which such Outside Director is first elected to serve on the Board or (y) the Effective Date.

      (b)   "Board" shall mean the Board of Directors of the Company.
      (c) "Certificate" shall mean the Certificate of Incorporation on file with the Secretary of State of Delaware.

      (d) "Committee" shall mean a committee of the Board designated by the Board and consisting solely of members of the Board who are not Outside Directors.

      (e) "Common Stock" shall mean the Company's common stock, par value $0.01 per share, authorized for issuance pursuant to the Certificate or if, pursuant to the adjustment provisions of Section 11 hereof, another security is substituted for the Common Stock, such other security.

      (f) "Effective Date" shall mean the date the Plan is adopted by the Board.

      (g) "Fair Market Value" shall mean the fair market value of the Common Stock on the Anniversary Date. If on such date (or, if such date is not a business day, on the next business date next succeeding such date) the Common Stock is listed on a stock exchange or is quoted on the automated quotation system of NASDAQ, the Fair Market Value shall be the closing sale price (or if such price is unavailable, the average of the high bid price and low asked price) on such date. If no such closing sale price or bid and asked prices are available, the Fair Market Value shall be determined in good faith by the Committee in accordance with generally accepted valuation principles and such other factors as the Committee reasonably deems relevant.

      (h) "Option" shall mean the right, granted pursuant to Section 7 of the Plan, to purchase one or more shares of Common Stock.

      (i) "Optionee" shall mean a person to whom an option has been granted under the Plan.

      (j) "Outside Director" shall mean any member of the Board who, on such person's Anniversary Date, shall not have served as an employee of the Company or any of the Company's subsidiaries during the twelve months proceeding such Anniversary Date.

      3. Stock Subject to the Plan. There will be reserved for issuance upon the exercise of Options granted from time to time under the Plan an aggregate of 300,000 shares of Common Stock, subject to adjustment as provided in Section 11 hereof. The Committee shall determine from time to time whether all or part of such 300,000 shares shall be authorized but unissued shares of Common Stock or issued shares of Common Stock which shall have been reacquired by the Company and which are held in its treasury. If any Option granted under the Plan should expire or terminate for any reason without having been exercised in full, the unpurchased shares shall become available for the grant of Options under the Plan.

      4.    Administration of the Plan.   The Plan shall be administered by
the Committee. Subject to the provisions of the Plan, the Committee shall have full discretion:

      (a) To determine the exercise price of Option granted hereunder in accordance with Section 7(b) hereof;

      (b)   To interpret the Plan;

      (c) To promulgate, amend and rescind rules and regulations relating to the Plan, provided, however, that no such rules or regulations shall be inconsistent with any of the terms of the Plan;

      (d) To subject any Option to such additional restrictions and conditions (not inconsistent with the Plan) as may be specified when granting the Option; and

      (e) To make all other determinations in connection with the administration of the Plan.

       5.     Eligibility.      The only persons who shall be  eligible  to
receive Options under the Plan shall be persons who, on their applicable Anniversary Date, constitute Outside Directors.

       6. Term. No Option shall be granted under the Plan more than ten years after the date that the Plan is first adopted by the Board.

       7. Grant of Stock Options. The following provisions shall apply with respect to Options granted hereunder:

      (a)   Grant.   At the close of business on the Anniversary Date of
      each Outside Director during the term of the Plan, the Company shall grant an option to purchase twenty five thousand (25,000) shares of Common Stock (subject to adjustment pursuant to Section 11 hereof), to such director and an additional option to purchase twenty five thousand (25,000) shares of Common Stock to each Outside Director who, as of the close of business on the Anniversary Date applicable to such Outside Director, is chairman of a duly constituted committee of the Board, it being understood that no person shall be entitled to receive Options covering more than 50,000 shares of Common Stock (subject to adjustment pursuant to Section 11 hereof) pursuant to the Plan.

      (b) Option Price. The price at which shares of Common Stock shall be purchased upon exercise of an Option shall be established by the Committee in its sole discretion at a price not to exceed the Fair Market Value of such shares on the Anniversary Date.

      (c) Expiration. Except as otherwise provided in Section 10 hereof, each option shall cease to be exercisable ten years after the date on which it is granted.

       8. Exercise of Options. Unless the exercise date of an Option is accelerated pursuant to Section 12 hereof, the following provisions shall apply, subject to the restrictions set forth in Section 10 with respect to the exercise of Options:

      (a) during the first year after the Anniversary Date, such Option shall not be exercisable; and

      (b) during the second year after the Anniversary Date, such Option may only be exercised as to up to 33% of the shares of Common Stock initially covered thereby; and

      (c) during the third year after the Anniversary Date, such Option may only be exercised as to up to 66 2/3% of the shares of Common Stock initially covered thereby; and

      (d) an Option may be exercised in its entirety or as to any portion thereof at any time during the fourth year after the Anniversary Date and thereafter until the term of such Option expires or otherwise ends.

       9. Method of Exercise. To the extent permitted by Section 8 hereof, Optionees may exercise their Options from time to time by giving written notice to the Company. The date of exercise shall be the date on which the Company receives such notice. Such notice shall be on a form furnished by the Company and shall state the number of shares to be purchased and the desired closing date, which date shall be least fifteen days after the giving of such notice, unless an earlier date shall have been mutually agreed upon. At the closing, the Company shall deliver to the Optionee (or other person entitled to exercise the Option) at the principal office of the Company, or such other place as shall be mutually acceptable, a certificate or certificates for such shares against payment in full of the Option price for the number of shares to be delivered, such payment to be by a certified or bank cashier's check and/or, if permitted by the Committee of capital stock of the Company having a Fair Market Value (as determined pursuant to Section 2(f)) on the date of exercise equal to the excess of the purchase price for the shares purchased over the amount (if any) of the certified or bank cashier's check. If the Optionee (or other person entitled to exercise the Option) shall fail to accept delivery of any or pay for all or any part of the shares specified in his notice when the Company shall tender such shares to him, his right to exercise the Option with respect to such unpurchased shares may be terminated.

       10. Termination of Board Status. In the event that an Optionee ceases to serve on the Board for any reason other than death or disability, such Optionee's Options shall automatically terminate three months after the date on which such service terminates, but in any event not later than the date on which such Options would terminate pursuant to Section 7(c) hereof. In the event that an Optionee is removed from the Board by means of a resolution which recites that the Optionee ceases to serve on the Board by reason of death or disability, an Option exercisable by him shall terminate one year after the date of death or disability of the Optionee, but in any event not later than the date on which such Options would terminate pursuant to Section 7(c) hereof. During such time after death, an option may be executed only by the Optionee's personal representative, executor or administrator, as the case may be. No exercise permitted by this Section 10 shall entitle an Optionee or his personal representative, executor or administrator to exercise any portion of any Option beyond the extent to which such Option is exercisable pursuant to Section 8 hereof on the date such Optionee ceases to serve on the Board.

      11. Changes in Capital Structure. In the event that, by reason of a stock dividend, recapitalization, reorganization, merger, consolidation, reclassification, stock split-up, combination of shares, exchange of shares or comparable transaction occurring on a date subsequent to the Effective Date, the outstanding shares of Common Stock of the Company are hereafter increased or decreased, or changed into or exchanged for a different number or kind of shares or other securities of the Company or of any other corporation, then appropriate adjustments shall be made by the Committee to the number and kind of shares reserved for issuance under the Plan upon the grant and exercise of Options and the number and kind of shares subject to the automatic grant provisions of Section 7(a) hereof. In addition, the Board shall make appropriate adjustments to the number and kind of shares subject to outstanding Options, and the purchase price per share under outstanding Options shall be appropriately adjusted consistent with such change. In no event shall fractional shares be issued or issuable pursuant to any adjustment made under this Section 11. The determination of the Committee as to any such adjustment shall be final and conclusive.

        12. Mandatory Exercise. Notwithstanding anything to the contrary set forth in the Plan, in the event that (x) the Company should adopt a plan of reorganization pursuant to which (i) it shall merge into, consolidate with, or sell substantially all of its assets to, any other corporation or entity or (ii) any other corporation or entity shall merge into the Company in a transaction in which the Company shall become a wholly-owned subsidiary of another entity, or (y) the Company should adopt a plan of complete liquidation, then (I) all Options granted hereunder shall be deemed fully vested and (II) the Company may give an Optionee written notice therefor requiring such Optionee either (a) to exercise his or her Options within thirty days after receipt of such notice, including all installments whether or not they would otherwise be exercisable at the date, (b) in the event of a merger or consolidation in which shareholders of the Company will receive shares of another corporation, to agree to convert his or her Options into comparable options to acquire such shares,
(c) in the event of a merger or consolidation in which shareholders of the Company will receive cash or other property (other than capital stock), to agree to convert his or her Options into such consideration (in an amount representing the appreciation over the exercise price of such Options) or
(d) to surrender such Options or any unexercised portion thereof.

       13. Option Grant. Each grant of an option under the Plan will be evidenced by a document in such form as the Committee may from time to time approve. Such document will contain such provisions as the Committee may in its discretion deem advisable, including without limitation additional restrictions or conditions upon the exercise of an Option, provided that such provisions are not inconsistent with any of the provisions of the Plan. The Committee may require an Optionee, as a condition to the grant or exercise of an Option or the payment therefor, to make such representations and warranties and to execute and deliver such notices of exercise and other documents as the Committee may deem consistent with the Plan or the terms and conditions of the option agreement. Not in limitation of any of the foregoing, in any such case referred to in the proceeding sentence the Committee may also require the Optionee to execute and deliver documents (including the investment letter, described in Section 14), containing such representations, warranties and agreements as the Committee or counsel to the Company shall deem necessary or advisable to comply with any exemption from registration under the Securities Act of 1993, as amended, any applicable State securities laws, and any other applicable law, regulation or rule.

       14.    Investment  Letter.   If required by the  Committee,  each
Optionee shall agree to execute a statement directed to the Company, upon each and every exercise by such Optionee of any Options, that shares issued thereby are being acquired for investment purposes only and not with a view to the redistribution thereof, and containing an agreement that such shares will not be sold or transferred unless either (1) registered under the Securities Act of 1933, as amended, or (2) exempt from such registration in the opinion of Company counsel. If required by the Committee, certificates representing shares of Common Stock issued upon exercise of Options shall bear a restrictive legend summarizing the restrictions on transferability applicable thereto.

       15. Requirements of Law. The granting of Options, the issuance of shares upon the exercise of an Option, and the delivery of shares upon the payment therefor shall be subject to compliance with all applicable laws, rules, and regulations. Without limiting the generality of the foregoing, the Company shall not be obligated to sell, issue or deliver any shares unless all required approvals from governmental authorities and stock exchanges shall have been obtained and all applicable requirements of governmental authorities and stock exchanges shall have been complied with.

       16. Tax Withholding. The Company, as and when appropriate, shall have the right to require each Optionee purchasing or receiving shares of Common Stock under the Plan to pay any federal, state, or local taxes required by law to be withheld.

      17. Nonassignability. No Option shall be assignable or transferable by an Optionee except by will or the laws of descent and distribution or pursuant to a qualified domestic relations order as defined by the Internal Revenue Code of 1986, as amended (the "Code"), or Title I of the Employee Retirement Income Security Act ("ERISA") or the rules thereunder, in which event the terms of this Plan, including all restrictions and limitations set forth herein, shall continue to apply to the transferee. Except as otherwise provided in the immediately preceding sentence, during an Optionee's lifetime, no person other than the Optionee may exercise his or her Options.

      18. Optionee's Rights as Shareholder and Board Member. An Optionee shall have no rights as a shareholder of the Company with respect to any shares subject to an Option until the Option has been exercised and the certificate with respect to the shares purchased upon exercise of the Option has been duly issued and registered in the name of the Optionee. Nothing in the Plan shall be deemed to give an Optionee any right to a continued position on the Board nor shall it be deemed to give any person any other right not specifically and expressly provided in the Plan.

       19. Termination and Amendment. The Board may at any time terminate or amend the Plan as it may deem advisable, except that (i) the provisions of this Plan relating to the amount of shares covered by Options, the exercise price of Options or the timing of Option grants or exercises shall not be amended more than once every six months, other than to comport with changes in the Code, ERISA or the rules thereunder, (ii) no such termination or amendment shall adversely affect any Optionee with respect to any right which has accrued under the Plan in regard to any Option granted prior to such termination or amendment, and (iii) no such amendment shall be effective without approval of the stockholders of the Company if the effect of such amendment is to (a) materially increase the number of shares of Common stock authorized for issuance pursuant to the Plan (otherwise than pursuant to Section 11), (b) increase the number of shares of Common Stock subject to Options, (c) reduce the exercise price of Options, (d) materially modify the requirements as to eligibility for participation in the Plan or (e) materially increase the benefits accruing to participants under the Plan.

       20. Sunday or Holiday. In the event that the time for the performance of any action or the giving of any notice is called for under the Plan within a period of time which ends or falls on a Sunday or legal holiday, such period shall be deemed to end or fall on the next date following such Sunday or legal holiday which is not a Sunday or legal holiday.

       21. Stockholder Approval. This Plan shall be presented to the Company's stockholders for their ratification and approval by vote of a majority of such stockholders present or represented on the date of the meeting of the stockholders at which this Plan is presented for approval. Options may be granted prior to stockholder approval of this Plan.